2. REGULATORY FRAMEWORK (Tables)	12 Months Ended
Dec. 31, 2019
Regulatory Framework
Generating units in operation
In operation:

Generator	Generating unit	Tecnology	Power	Applicable regime (2)

CTG	GUEMTG01	TG	100 MW	Energy Plus Res. No. 1281/06 (1)
CTG	GUEMTV11	TV	≤100 MW	SE Resolutions No. 1/19
CTG	GUEMTV12	TV	≤100 MW	SE Resolutions No. 1/19
CTG	GUEMTV13	TV	>100 MW	SE Resolutions No. 1/19
Piquirenda	PIQIDI 01-10	MG	30 MW	SE Resolution No. 220/07 (1)
CPB	BBLATV29	TV	>100 MW	SE Resolutions No. 1/19
CPB	BBLATV30	TV	>100 MW	SE Resolutions No. 1/19
CT Ing. White	BBLMD01-06	MG	100 MW	SEE Resolution No. 21/16 (1)
CTLL	LDLATG01	TG	>50 MW	SE Resolutions No. 1/19
CTLL	LDLATG02	TG	>50 MW	SE Resolutions No. 1/19
CTLL	LDLATG03	TG	>50 MW	SE Resolutions No. 1/19
CTLL	LDLATG04	TG	105 MW	SEE Res. 220/07 (75%), SEE Res. 1/19 (25%)
CTLL	LDLATG05	TG	105 MW	SEE Resolution No. 21/16 (1)
CTLL	LDLATV01	TV	180 MW	SE Resolution No. 220/07 (1)
CTGEBA	GEBATG01/TG02/TV01	CC	>150 MW	SE Resolutions No. 1/19
CTGEBA	GEBATG03	TG	188 MW	Energy Plus Res. No. 1281/06 (1)
CTGEBA	GEBATG04	TG	>100 MW	SE Resolutions No. 1/19 (3)
Ecoenergía	CERITV01	TV	Renewable = 50	Energy Plus Res. N° 1281/06 (1)
CT Parque Pilar	PILBD01-06	MG	100 MW	SE Resolutions No. 1/19 (3)
CTB	EBARTG01 - TG02	TG	HI – Small 50<P≤120	SE Resolution No. 220/07 (1)
HIDISA	AGUA DEL TORO	HI	HI – Small 50<P≤120	SE Resolutions No. 1/19
HIDISA	EL TIGRE	HI	HI – Small 50<P≤120	SE Resolutions No. 1/19
HIDISA	LOS REYUNOS	HB	HB – Media 120<P≤300	SE Resolutions No. 1/19
HINISA	NIHUIL I - II - III	HI	HI – Chica 50<P≤120	SE Resolutions No. 1/19
HPPL	PPLEHI	HI	HI – Media 120<P≤300	SE Resolutions No. 1/19
P.E. M. Cebreiro	CORTEO	Eólica	100 MW	Renovar (1)
PEPE II	PAMEEO	Eólica	53 MW	SEE Resolution No. 281/17
PEPE III	BAHIEO	Eólica	53 MW	SEE Resolution No. 281/17

(1) Uncommitted power and energy is remunerated according to Resolution No. 1/19.
(2) Resolution No. 1/19 entered into force as of February 19. During the month of January 2019, it was remunerated under Resolution No. 19/17.
(3) Once the combined cycle is commercially enabled, the supply agreements with CAMMESA will come into force under Resolution No. 287/17.

Generating units in construction
In construction:

Generator	Generating unit	Tecnology	Applicable regime

CTLL	MG	15 MW	SE Resolutions No. 1/19
CTGEBA	CC	176 MW	SE Resolution No. 287/17
CTB	CC	280 MW	SE Resolution No. 220/07